UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

                       USAA GROWTH & INCOME FUND



[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48489-0609                                  (C)2009, USAA. All rights reserved.

________________________________________________________________________________

PORTFOLIO OF INVESTMENTS


USAA GROWTH & INCOME FUND
April 30, 2009 (unaudited)

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________


               EQUITY SECURITIES (98.7%)

               COMMON STOCKS (98.2%)

               CONSUMER DISCRETIONARY (16.5%)
               ------------------------------
               ADVERTISING (0.9%)
      551,300  Interpublic Group of Companies, Inc.  *                                     $        3,451
      125,100  Omnicom Group, Inc.                                                                  3,937
                                                                                          _______________
                                                                                                    7,388
                                                                                          _______________
               APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
      175,710  Coach, Inc.  *                                                                       4,305
      106,200  Hanesbrands, Inc.  *                                                                 1,748
                                                                                          _______________
                                                                                                    6,053
                                                                                          _______________
               APPAREL RETAIL (1.0%)
       33,600  Aeropostale, Inc.  *                                                                 1,141
       75,000  Buckle, Inc.                                                                         2,803
       23,000  Gymboree Corp.  *                                                                      791
       90,000  Ross Stores, Inc.                                                                    3,415
                                                                                          _______________
                                                                                                    8,150
                                                                                          _______________
               AUTO PARTS & EQUIPMENT (1.1%)
      157,200  BorgWarner, Inc.                                                                     4,551
      235,500  Johnson Controls, Inc.                                                               4,477
                                                                                          _______________
                                                                                                    9,028
                                                                                          _______________
               AUTOMOBILE MANUFACTURERS (0.0%)
       36,800  Ford Motor Co.  *                                                                      220
                                                                                          _______________
               AUTOMOTIVE RETAIL (0.8%)
       49,200  Advance Auto Parts, Inc.                                                             2,153
       19,000  AutoZone, Inc.  *                                                                    3,161
       23,300  O'Reilly Automotive, Inc.  *                                                           905
                                                                                          _______________
                                                                                                    6,219
                                                                                          _______________
               CABLE & SATELLITE (1.0%)
      555,000  Comcast Corp. "A"                                                                    8,580
                                                                                          _______________
               CASINOS & GAMING (0.3%)
      183,800  International Game Technology                                                        2,270
                                                                                          _______________
               COMPUTER & ELECTRONICS RETAIL (1.3%)
      123,839  Best Buy Co., Inc.                                                                   4,753
      206,500  GameStop Corp. "A"  *                                                                6,228
                                                                                          _______________
                                                                                                   10,981
                                                                                          _______________
               DEPARTMENT STORES (2.3%)
      161,400  J.C. Penney Co., Inc.                                                                4,953
      134,983  Kohl's Corp.  *                                                                      6,121
      301,000  Macy's, Inc.                                                                         4,118

_________________________________________________________________________________________________________

1   |  USAA Growth & Income Fund

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

      176,884  Nordstrom, Inc.                                                             $        4,003
                                                                                          _______________
                                                                                                   19,195
                                                                                          _______________
               EDUCATION SERVICES (0.3%)
       24,000  ITT Educational Services, Inc.  *                                                    2,419
                                                                                          _______________
               General Merchandise Stores (0.8%)
       49,000  Dollar Tree, Inc.  *                                                                 2,074
      146,211  Family Dollar Stores, Inc.                                                           4,853
                                                                                          _______________
                                                                                                    6,927
                                                                                          _______________
               HOME IMPROVEMENT RETAIL (0.6%)
       62,100  Home Depot, Inc.                                                                     1,635
       96,390  Lowe's Companies, Inc.                                                               2,072
       21,000  Sherwin-Williams Co.                                                                 1,189
                                                                                          _______________
                                                                                                    4,896
                                                                                          _______________
               HOMEBUILDING (0.0%)
       14,400  Ryland Group, Inc.                                                                     298
                                                                                          _______________
               HOTELS, RESORTS, & CRUISE LINES (1.0%)
      277,200  Carnival Corp.                                                                       7,451
       70,500  Royal Caribbean Cruises Ltd.                                                         1,039
                                                                                          _______________
                                                                                                    8,490
                                                                                          _______________
               HOUSEHOLD APPLIANCES (0.6%)
      124,800  Stanley Works                                                                        4,746
                                                                                          _______________
               HOUSEWARES & SPECIALTIES (0.7%)
      140,700  Fortune Brands, Inc.                                                                 5,531
                                                                                          _______________
               INTERNET RETAIL (1.6%)
       78,000  Amazon.com, Inc.  *                                                                  6,280
       47,000  Netflix, Inc.  *                                                                     2,130
       45,400  Priceline.com, Inc.  *                                                               4,408
                                                                                          _______________
                                                                                                   12,818
                                                                                          _______________
               MOVIES & ENTERTAINMENT (0.4%)
      165,500  Viacom, Inc. "B"  *                                                                  3,184
                                                                                          _______________
               PUBLISHING (0.1%)
       34,093  McGraw-Hill Companies, Inc.                                                          1,028
                                                                                          _______________
               RESTAURANTS (0.8%)
       65,000  Brinker International, Inc.                                                          1,152
       58,558  Darden Restaurants, Inc.                                                             2,165
      208,300  Starbucks Corp.  *                                                                   3,012
                                                                                          _______________
                                                                                                    6,329
                                                                                          _______________
               SPECIALIZED CONSUMER SERVICES (0.1%)
       90,000  Service Corp. International                                                            408
                                                                                          _______________
               SPECIALTY STORES (0.1%)
       59,755  Staples, Inc.                                                                        1,232
                                                                                          _______________
               Total Consumer Discretionary                                                       136,390
                                                                                          _______________

               CONSUMER STAPLES (5.2%)
               -----------------------
               DISTILLERS & VINTNERS (0.1%)
       24,100  Diageo plc ADR                                                                       1,153
                                                                                          _______________
               FOOD DISTRIBUTORS (0.3%)
      101,400  Sysco Corp.                                                                          2,366
                                                                                          _______________
               FOOD RETAIL (0.2%)
       74,200  SUPERVALU, Inc.                                                                      1,213
                                                                                          _______________

_________________________________________________________________________________________________________

                                                                             Portfolio of Investments | 2

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

               HOUSEHOLD PRODUCTS (0.6%)
      105,800  Procter & Gamble Co.                                                        $        5,231
                                                                                          _______________
               HYPERMARKETS & SUPER CENTERS (0.4%)
       25,700  BJ's Wholesale Club, Inc.  *                                                           857
       53,925  Wal-Mart Stores, Inc.                                                                2,718
                                                                                          _______________
                                                                                                    3,575
                                                                                          _______________
               PACKAGED FOODS & MEAT (0.1%)
       39,283  Kraft Foods, Inc. "A"                                                                  919
                                                                                          _______________
               PERSONAL PRODUCTS (0.3%)
       67,900  Estee Lauder Companies, Inc. "A"                                                     2,030
       28,100  Mead Johnson Nutrition Co.  *                                                          794
                                                                                          _______________
                                                                                                    2,824
                                                                                          _______________
               SOFT DRINKS (1.6%)
       79,000  Hansen Natural Corp.  *                                                              3,220
      193,870  PepsiCo, Inc.                                                                        9,647
                                                                                          _______________
                                                                                                   12,867
                                                                                          _______________
               TOBACCO (1.6%)
       88,700  Altria Group, Inc.                                                                   1,448
       67,300  Imperial Tobacco Group plc ADR                                                       3,059
       19,500  Lorillard, Inc.                                                                      1,231
      171,195  Philip Morris International, Inc.                                                    6,197
       31,300  Reynolds American, Inc.                                                              1,189
                                                                                          _______________
                                                                                                   13,124
                                                                                          _______________
               Total Consumer Staples                                                              43,272
                                                                                          _______________

               ENERGY (12.1%)
               --------------
               COAL & CONSUMABLE FUELS (0.5%)
      167,800  Peabody Energy Corp.                                                                 4,428
                                                                                          _______________
               INTEGRATED OIL & GAS (4.3%)
       22,800  BP plc ADR                                                                             968
      100,300  Chevron Corp.                                                                        6,630
       55,500  ConocoPhillips                                                                       2,276
       47,450  Exxon Mobil Corp.                                                                    3,164
      160,490  Hess Corp.                                                                           8,793
      263,955  Marathon Oil Corp.                                                                   7,839
       36,800  Murphy Oil Corp.                                                                     1,756
       68,100  Occidental Petroleum Corp.                                                           3,833
                                                                                          _______________
                                                                                                   35,259
                                                                                          _______________
               OIL & GAS DRILLING (0.5%)
       84,100  Atwood Oceanics, Inc.  *                                                             1,877
       55,000  Noble Corp.                                                                          1,503
       12,525  Transocean Ltd.  *                                                                     845
                                                                                          _______________
                                                                                                    4,225
                                                                                          _______________
               OIL & GAS EQUIPMENT & SERVICES (1.7%)
      138,300  Baker Hughes, Inc.                                                                   4,921
      312,140  Halliburton Co.                                                                      6,312
       76,200  National-Oilwell Varco, Inc.  *                                                      2,307
                                                                                          _______________
                                                                                                   13,540
                                                                                          _______________
               OIL & GAS EXPLORATION & PRODUCTION (4.4%)
      130,700  Anadarko Petroleum Corp.                                                             5,628
       60,690  Apache Corp.                                                                         4,422
       45,600  Chesapeake Energy Corp.                                                                899
       47,475  EOG Resources, Inc.                                                                  3,013
       46,100  Noble Energy, Inc.                                                                   2,616
       74,000  Petrohawk Energy Corp.  *                                                            1,746

_________________________________________________________________________________________________________

3   |  USAA Growth & Income Fund

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

       75,000  Range Resources Corp.                                                       $        2,998
      105,000  Southwestern Energy Co.  *                                                           3,765
      167,893  Ultra Petroleum Corp.  *                                                             7,186
       69,100  Whiting Petroleum Corp.  *                                                           2,264
       52,713  XTO Energy, Inc.                                                                     1,827
                                                                                          _______________
                                                                                                   36,364
                                                                                          _______________
               OIL & GAS STORAGE & TRANSPORTATION (0.7%)
      176,500  El Paso Corp.                                                                        1,218
      140,350  Spectra Energy Corp.                                                                 2,035
      183,400  Williams Companies, Inc.                                                             2,586
                                                                                          _______________
                                                                                                    5,839
                                                                                          _______________
               Total Energy                                                                        99,655
                                                                                          _______________

               FINANCIALS (11.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
       53,000  Ameriprise Financial, Inc.                                                           1,397
      179,600  Bank of New York Mellon Corp.                                                        4,576
                                                                                          _______________
                                                                                                    5,973
                                                                                          _______________
               CONSUMER FINANCE (1.4%)
      176,532  American Express Co.                                                                 4,452
      131,800  Capital One Financial Corp.                                                          2,206
      451,500  Discover Financial Services                                                          3,671
      295,900  SLM Corp.  *                                                                         1,429
                                                                                          _______________
                                                                                                   11,758
                                                                                          _______________
               DIVERSIFIED BANKS (1.3%)
      522,064  Wells Fargo & Co.                                                                   10,446
                                                                                          _______________
               INSURANCE BROKERS (0.3%)
       82,200  Willis Group Holdings Ltd.                                                           2,261
                                                                                          _______________
               INVESTMENT BANKING & BROKERAGE (1.5%)
       59,023  Goldman Sachs Group, Inc.                                                            7,585
      220,700  Morgan Stanley                                                                       5,217
                                                                                          _______________
                                                                                                   12,802
                                                                                          _______________
               LIFE & HEALTH INSURANCE (1.1%)
      162,070  AFLAC, Inc.                                                                          4,682
       63,600  MetLife, Inc.                                                                        1,892
      157,800  Principal Financial Group, Inc.                                                      2,579
                                                                                          _______________
                                                                                                    9,153
                                                                                          _______________
               MULTI-LINE INSURANCE (0.1%)
       59,700  Hartford Financial Services Group, Inc.                                                685
                                                                                          _______________
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
      182,000  Bank of America Corp.                                                                1,625
      116,000  Citigroup, Inc.                                                                        354
      435,670  JPMorgan Chase & Co.                                                                14,377
                                                                                          _______________
                                                                                                   16,356
                                                                                          _______________
               PROPERTY & CASUALTY INSURANCE (1.8%)
      116,320  ACE Ltd.                                                                             5,388
       43,100  Allstate Corp.                                                                       1,006
      162,612  Assured Guaranty Ltd.                                                                1,571
       68,200  Axis Capital Holdings Ltd.                                                           1,680
      140,000  Fidelity National Financial, Inc. "A"                                                2,538
       59,200  Travelers Companies, Inc.                                                            2,435
        8,480  XL Capital Ltd. "A"                                                                     81
                                                                                          _______________
                                                                                                   14,699
                                                                                          _______________
               REGIONAL BANKS (0.5%)
       44,200  City National Corp.                                                                  1,618

_________________________________________________________________________________________________________

                                                                             Portfolio of Investments | 4

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

       71,385  PNC Financial Services Group, Inc.                                         $         2,834
                                                                                          _______________
                                                                                                    4,452
                                                                                          _______________
               REITS - MORTGAGE (0.3%)
      178,300  Annaly Capital Management, Inc.                                                      2,509
                                                                                          _______________
               THRIFTS & MORTGAGE FINANCE (0.3%)
       89,500  New York Community Bancorp, Inc.                                                     1,012
      109,760  People's United Financial, Inc.                                                      1,715
                                                                                          _______________
                                                                                                    2,727
                                                                                          _______________
               Total Financials                                                                    93,821
                                                                                          _______________

               HEALTH CARE (13.2%)
               -------------------
               BIOTECHNOLOGY (2.4%)
      116,525  Amgen, Inc.  *                                                                       5,648
       34,700  Cephalon, Inc.  *                                                                    2,277
      119,900  Genzyme Corp.  *                                                                     6,394
       67,000  Gilead Sciences, Inc.  *                                                             3,069
       56,000  Myriad Genetics, Inc.  *                                                             2,172
                                                                                          _______________
                                                                                                   19,560
                                                                                          _______________
               HEALTH CARE DISTRIBUTORS (0.1%)
       38,900  Cardinal Health, Inc.                                                                1,314
                                                                                          _______________
               Health Care Equipment (2.2%)
       29,200  Baxter International, Inc.                                                           1,416
      192,010  Covidien Ltd.                                                                        6,332
      206,990  Medtronic, Inc.                                                                      6,624
       55,018  St. Jude Medical, Inc.  *                                                            1,844
       47,000  Zimmer Holdings, Inc.  *                                                             2,068
                                                                                          _______________
                                                                                                   18,284
                                                                                          _______________
               HEALTH CARE SERVICES (1.7%)
       24,400  DaVita, Inc.  *                                                                      1,131
       44,000  Express Scripts, Inc.  *                                                             2,815
      122,900  Medco Health Solutions, Inc.  *                                                      5,352
       94,700  Omnicare, Inc.                                                                       2,435
       39,700  Quest Diagnostics, Inc.                                                              2,038
                                                                                          _______________
                                                                                                   13,771
                                                                                          _______________
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
       70,000  Illumina, Inc.  *                                                                    2,614
       73,280  Life Technologies Corp.  *                                                           2,733
       33,700  Millipore Corp.  *                                                                   1,992
       36,200  Waters Corp.  *                                                                      1,599
                                                                                          _______________
                                                                                                    8,938
                                                                                          _______________
               MANAGED HEALTH CARE (1.7%)
       61,300  CIGNA Corp.                                                                          1,208
      172,365  Coventry Health Care, Inc.  *                                                        2,742
       40,900  Humana, Inc.  *                                                                      1,177
      276,625  UnitedHealth Group, Inc.                                                             6,506
       66,428  WellPoint, Inc.  *                                                                   2,841
                                                                                          _______________
                                                                                                   14,474
                                                                                          _______________
               PHARMACEUTICALS (4.0%)
       35,090  Abbott Laboratories                                                                  1,469
      161,200  Allergan, Inc.                                                                       7,522
       30,200  AstraZeneca plc ADR                                                                  1,056
      162,300  Bristol-Myers Squibb Co.                                                             3,116
       22,800  Johnson & Johnson                                                                    1,194
      190,000  Mylan, Inc.  *                                                                       2,517
      649,300  Pfizer, Inc.                                                                         8,675
       56,060  Schering-Plough Corp.                                                                1,290

_________________________________________________________________________________________________________

5   |  USAA Growth & Income Fund

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

      139,355  Wyeth                                                                      $         5,909
                                                                                          _______________
                                                                                                   32,748
                                                                                          _______________
               Total Health Care                                                                  109,089
                                                                                          _______________

               INDUSTRIALS (12.5%)
               -------------------
               AEROSPACE & DEFENSE (2.9%)
       65,500  General Dynamics Corp.                                                               3,384
       77,400  Goodrich Corp.                                                                       3,427
      146,410  Honeywell International, Inc.                                                        4,570
       45,500  L-3 Communications Holdings, Inc.                                                    3,465
       13,055  Lockheed Martin Corp.                                                                1,025
      102,413  Precision Castparts Corp.                                                            7,667
                                                                                          _______________
                                                                                                   23,538
                                                                                          _______________
               AIR FREIGHT & LOGISTICS (1.4%)
       53,056  C.H. Robinson Worldwide, Inc.                                                        2,820
      141,155  FedEx Corp.                                                                          7,899
       42,600  Hub Group, Inc. "A"  *                                                                 980
                                                                                          _______________
                                                                                                   11,699
                                                                                          _______________
               CONSTRUCTION & ENGINEERING (0.9%)
       75,000  AECOM Technology Corp.  *                                                            1,930
       57,839  Fluor Corp.                                                                          2,190
        6,959  Jacobs Engineering Group, Inc.  *                                                      265
       60,000  URS Corp.  *                                                                         2,643
                                                                                          _______________
                                                                                                    7,028
                                                                                          _______________
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
       18,675  Caterpillar, Inc.                                                                      664
      183,150  PACCAR, Inc.                                                                         6,491
                                                                                          _______________
                                                                                                    7,155
                                                                                          _______________
               ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
       58,700  Emerson Electric Co.                                                                 1,998
       24,951  First Solar, Inc.  *                                                                 4,673
       54,100  Thomas & Betts Corp.  *                                                              1,684
                                                                                          _______________
                                                                                                    8,355
                                                                                          _______________
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
      138,285  ABB Ltd. ADR                                                                         1,966
                                                                                          _______________
               INDUSTRIAL CONGLOMERATES (1.4%)
      942,260  General Electric Co.                                                                11,920
                                                                                          _______________
               INDUSTRIAL MACHINERY (2.4%)
       41,100  Eaton Corp.                                                                          1,800
       58,500  Flowserve Corp.                                                                      3,972
      290,300  Illinois Tool Works, Inc.                                                            9,522
       16,600  ITT Corp.                                                                              681
      115,000  Pall Corp.                                                                           3,037
       16,100  Valmont Industries, Inc.                                                             1,027
                                                                                          _______________
                                                                                                   20,039
                                                                                          _______________
               OFFICE SERVICES & SUPPLIES (0.3%)
       64,600  Avery Dennison Corp.                                                                 1,857
       27,300  Pitney Bowes, Inc.                                                                     670
                                                                                          _______________
                                                                                                    2,527
                                                                                          _______________
               RAILROADS (0.7%)
       80,700  Burlington Northern Santa Fe Corp.                                                   5,446
                                                                                          _______________
               TRUCKING (0.4%)
      125,900  Ryder System, Inc.                                                                   3,486
                                                                                          _______________
               Total Industrials                                                                  103,159
                                                                                          _______________

_________________________________________________________________________________________________________

                                                                             Portfolio of Investments | 6

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

               INFORMATION TECHNOLOGY (18.8%)
               ------------------------------
               APPLICATION SOFTWARE (0.5%)
       97,000  Amdocs Ltd.  *                                                             $         2,030
       88,300  Intuit, Inc.  *                                                                      2,043
                                                                                          _______________
                                                                                                    4,073
                                                                                          _______________
               COMMUNICATIONS EQUIPMENT (2.1%)
      191,735  Cisco Systems, Inc.  *                                                               3,704
      234,826  Corning, Inc.                                                                        3,433
       75,000  Juniper Networks, Inc.  *                                                            1,624
      100,200  Nokia Corp. ADR                                                                      1,417
      172,580  QUALCOMM, Inc.                                                                       7,304
                                                                                          _______________
                                                                                                   17,482
                                                                                          _______________
               COMPUTER HARDWARE (3.5%)
      127,500  Apple, Inc.  *                                                                      16,043
      159,350  Hewlett-Packard Co.                                                                  5,734
       68,795  International Business Machines Corp.                                                7,100
                                                                                          _______________
                                                                                                   28,877
                                                                                          _______________
               COMPUTER STORAGE & PERIPHERALS (0.8%)
      175,275  EMC Corp.  *                                                                         2,196
       72,300  NetApp, Inc.  *                                                                      1,323
      335,900  Seagate Technology                                                                   2,741
                                                                                          _______________
                                                                                                    6,260
                                                                                          _______________
               DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
       95,500  Alliance Data Systems Corp.  *                                                       3,999
       60,200  Computer Sciences Corp.  *                                                           2,225
       24,000  MasterCard, Inc. "A"                                                                 4,403
       68,000  Visa, Inc. "A"                                                                       4,417
      213,725  Western Union Co.                                                                    3,580
                                                                                          _______________
                                                                                                   18,624
                                                                                          _______________
               ELECTRONIC COMPONENTS (0.1%)
       34,200  Amphenol Corp. "A"                                                                   1,157
                                                                                          _______________
               INTERNET SOFTWARE & SERVICES (1.2%)
       25,200  Akamai Technologies, Inc.  *                                                           555
       24,315  Google, Inc. "A"  *                                                                  9,628
                                                                                          _______________
                                                                                                   10,183
                                                                                          _______________
               IT CONSULTING & OTHER SERVICES (0.3%)
       45,400  Cognizant Technology Solutions Corp. "A"  *                                          1,125
      109,000  Perot Systems Corp. "A"  *                                                           1,533
                                                                                          _______________
                                                                                                    2,658
                                                                                          _______________
               SEMICONDUCTOR EQUIPMENT (0.5%)
      102,700  Applied Materials, Inc.                                                              1,254
       92,500  KLA-Tencor Corp.                                                                     2,566
                                                                                          _______________
                                                                                                    3,820
                                                                                          _______________
               SEMICONDUCTORS (4.0%)
      469,000  Broadcom Corp. "A"  *                                                               10,876
      764,335  Intel Corp.                                                                         12,061
      134,700  Intersil Corp. "A"                                                                   1,563
      309,500  Marvell Technology Group Ltd.  *                                                     3,398
      120,265  Maxim Integrated Products, Inc.                                                      1,630
       57,200  Microchip Technology, Inc.                                                           1,316
      125,000  National Semiconductor Corp.                                                         1,546
       22,230  Texas Instruments, Inc.                                                                401
                                                                                          _______________
                                                                                                   32,791
                                                                                          _______________

_________________________________________________________________________________________________________

7   |  USAA Growth & Income Fund

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

               SYSTEMS SOFTWARE (3.6%)
       36,720  BMC Software, Inc.  *                                                      $         1,273
       89,500  McAfee, Inc.  *                                                                      3,360
      710,290  Microsoft Corp.                                                                     14,390
      293,879  Oracle Corp.                                                                         5,684
      181,000  VMware, Inc. "A"  *                                                                  4,720
                                                                                          _______________
                                                                                                   29,427
                                                                                          _______________
               Total Information Technology                                                       155,352
                                                                                          _______________

               MATERIALS (2.6%)
               ----------------
               ALUMINUM (0.3%)
      237,200  Alcoa, Inc.                                                                          2,151
                                                                                          _______________
               COMMODITY CHEMICALS (0.3%)
      123,900  Celanese Corp. "A"                                                                   2,582
                                                                                          _______________
               DIVERSIFIED CHEMICALS (0.2%)
       65,900  E.I. du Pont de Nemours & Co.                                                        1,839
                                                                                          _______________
               DIVERSIFIED METALS & MINING (0.3%)
       60,000  Freeport-McMoRan Copper & Gold, Inc.                                                 2,559
                                                                                          _______________
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
       19,300  Agrium, Inc.                                                                           830
       36,000  Monsanto Co.                                                                         3,056
       22,585  Mosaic Co.                                                                             914
       16,800  Potash Corp. of Saskatchewan, Inc.                                                   1,453
                                                                                          _______________
                                                                                                    6,253
                                                                                          _______________
               GOLD (0.0%)
       10,655  Barrick Gold Corp.                                                                     310
                                                                                          _______________
               INDUSTRIAL GASES (0.3%)
       31,590  Praxair, Inc.                                                                        2,357
                                                                                          _______________
               METAL & GLASS CONTAINERS (0.2%)
       66,100  Pactiv Corp.  *                                                                      1,445
                                                                                          _______________
               STEEL (0.2%)
       21,100  Nucor Corp.                                                                            859
       64,300  Steel Dynamics, Inc.                                                                   800
                                                                                          _______________
                                                                                                    1,659
                                                                                          _______________
               Total Materials                                                                     21,155
                                                                                          _______________

               TELECOMMUNICATION SERVICES (2.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
      473,425  AT&T, Inc.                                                                          12,129
      116,600  Verizon Communications, Inc.                                                         3,538
                                                                                          _______________
                                                                                                   15,667
                                                                                          _______________
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
      817,900  Sprint Nextel Corp.  *                                                               3,566
                                                                                          _______________
               Total Telecommunication Services                                                    19,233
                                                                                          _______________

               UTILITIES (3.7%)
               ----------------
               ELECTRIC UTILITIES (2.2%)
      150,500  American Electric Power Co., Inc.                                                    3,970
       91,500  Duke Energy Corp.                                                                    1,264
       35,100  Entergy Corp.                                                                        2,273
      154,515  Exelon Corp.                                                                         7,128
       15,715  FPL Group, Inc.                                                                        845
       82,900  Pepco Holdings, Inc.                                                                   991

_________________________________________________________________________________________________________

                                                                             Portfolio of Investments | 8

_________________________________________________________________________________________________________
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
_________________________________________________________________________________________________________

       63,300  Pinnacle West Capital Corp.                                                $         1,733
                                                                                          _______________
                                                                                                   18,204
                                                                                          _______________
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      281,700  Dynegy, Inc. "A"  *                                                                    502
                                                                                          _______________
               MULTI-UTILITIES (1.4%)
      138,300  CenterPoint Energy, Inc.                                                             1,472
       58,300  Dominion Resources, Inc.                                                             1,758
       78,700  MDU Resources Group, Inc.                                                            1,383
      104,900  Sempra Energy                                                                        4,827
      136,000  Xcel Energy, Inc.                                                                    2,508
                                                                                          _______________
                                                                                                   11,948
                                                                                          _______________
               Total Utilities                                                                     30,654
                                                                                          _______________
               Total Common Stocks (cost: $955,841)                                               811,780
                                                                                          _______________

               EXCHANGE-TRADED FUNDS (0.5%)
      100,925  Financial Select Sector SPDR                                                         1,092
       27,900  MidCap SPDR Trust Series 1                                                           2,839
                                                                                          _______________
               Total Exchange-Traded Funds (cost: $4,941)                                           3,931
                                                                                          _______________

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               RESTAURANTS (0.0%)
        4,464  Krispy Kreme Doughnuts, Inc.  *(cost:  $0)                                               -
                                                                                          _______________
               Total Equity Securities (cost:
               $960,782)                                                                          815,711
                                                                                          _______________


               MONEY MARKET INSTRUMENTS (1.6%)

               MONEY MARKET FUNDS (1.6%)
    13,511,332 State Street Institutional Liquid Reserve Fund, 0.56% (a)(cost:  $13,511)           13,511
                                                                                          _______________


               TOTAL INVESTMENTS (COST: $974,293)                                       $         829,222
                                                                                          _______________
                                                                                          _______________

_________________________________________________________________________________________________________

9   |  USAA Growth & Income Fund

________________________________________________________________________________

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

________________________________________________________________________________

                                        Notes to Portfolio of Investments  |  10

________________________________________________________________________________

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

________________________________________________________________________________

USAA Growth & Income Fund  | 11

________________________________________________________________________________

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                               INVESTMENTS IN
VALUATION INPUTS                                                   SECURITIES
-----------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $829,222,000
Level 2 - Other Significant Observable Inputs                               -
Level 3 - Significant Unobservable Inputs                                   -
-----------------------------------------------------------------------------
TOTAL                                                            $829,222,000
-----------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund had no securities on loan.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $49,647,000 and $194,718,000 respectively, resulting in net unrealized depreciation of $145,071,000.

________________________________________________________________________________

                                         Notes to Portfolio of Investments  | 12

________________________________________________________________________________

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $826,799,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

Warrants - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
REIT           Real estate investment trust
SPDR           Standard & Poor's depositary receipt, or "Spider," is an
               exchange-traded fund based on either the S&P 500 Index or the S&P
               MidCap 400 Index, and is traded on the American Stock Exchange
               (AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
  * Non-income-producing security.


________________________________________________________________________________

USAA Growth & Income Fund  | 13



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.